United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Check here if Amendment [    ];  Amendment Number: __
This Amendment (Check only one.):
[   ] is a restatement
[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		UBS AG, New York Branch
Address:		10 E. 50th Street
		New York, New York	10022

13F File Number:  28-7344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Louis R. Eber
Title:	Executive Director
Phone:	(212) 821-3578
Signature, Place, and Date of Signing:

/s/ Louis R. Eber,    New York, New York  February 14, 2001

Report Type  (Check only one.):

[  X  ]   13F Holdings Report.
[     ]   13F Notice
[     ]    13F Combination Report.

List of Other Managers Reporting for this Manager: None

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: 267,716

Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, please be advised that UBS AG, New York Branch and Warburg Dillon Read LLC, one of the institutional investment managers with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.


List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


ISSUER
ISSUE
CUSIP
 MARKET
 QUANTITY
INVESTMENT
OTHER
VOTING



 VALUE

 DISCRETION
MGR
AUTHORITY








ABBOTT LABS
COM
002824100

5,283

109,060
SOLE
N/A
NONE
ADVANCED MICRO DEVICES INC
COM
007903107

3,601

260,740
SOLE
N/A
NONE
AEGON NV
ORD AMER
REG
007924103

704

16,980
SOLE
N/A
NONE
AFLAC INC
COM
001055102

1,133

15,689
SOLE
N/A
NONE
ALLERGAN INC
COM
018490102

298

3,076
SOLE
N/A
NONE
ALLTEL CORP
COM
020039103

699

11,195
SOLE
N/A
NONE
ALZA CORP DEL
COM
022615108

246

5,794
SOLE
N/A
NONE
AMERICAN ELECTRIC PWR INC
COM
025537101

4,309

92,665
SOLE
N/A
NONE
AMERICAN EXPRESS CO
COM
025816109

858

15,615
SOLE
N/A
NONE
AMERICAN GENERAL CORP
COM
026351106

5,878

72,120
SOLE
N/A
NONE
AMERICAN INTL GROUP INC
COM
026874107

1,093

11,093
SOLE
N/A
NONE
AMGEN INC
COM
031162100

916

14,325
SOLE
N/A
NONE
ANHEUSER BUSCH COS INC
COM
035229103

977

21,480
SOLE
N/A
NONE
AMERICA ONLINE INC DEL
COM
02364J104

629

18,075
SOLE
N/A
NONE
APPLIED MATERIALS INC
COM
038222105

592

15,495
SOLE
N/A
NONE
AT&T CORP
COM
001957109

741

42,935
SOLE
N/A
NONE
AT&T CORP
COM LIB
GRP A
001957208

495

36,520
SOLE
N/A
NONE
AVON PRODUCTS INC
COM
054303102

527

11,000
SOLE
N/A
NONE
BAXTER INTERNATIONAL INC
COM
071813109

6,396

72,423
SOLE
N/A
NONE
BOEING CO
COM
097023105

1,768

26,795
SOLE
N/A
NONE
BP AMOCO PLC
SPONS ADR
055622104

265

5,533
SOLE
N/A
NONE
BRISTOL MYERS SQUIBB CO
COM
110122108

4,365

59,030
SOLE
N/A
NONE
BURLINGTON NORTHERN SANTA FE
CORP
 COM
12189T104

6,905

243,885
SOLE
N/A
NONE
CARNIVAL CORP
COM
143658102

4,671

151,590
SOLE
N/A
NONE
CIGNA CORP
COM
125509109

8,116

61,347
SOLE
N/A
NONE
CISCO SYSTEMS INC
COM
17275R102

1,543

40,340
SOLE
N/A
NONE
CITIGROUP INC
COM
172967101

4,118

80,649
SOLE
N/A
NONE
COMPAQ COMPUTER CORP
COM
204493100

3,858

256,330
SOLE
N/A
NONE
COMPUWARE CORP
COM
205638109

1,219

206,578
SOLE
N/A
NONE
DISNEY WALT CO
COM DISNEY
254687106

301

10,410
SOLE
N/A
NONE
ELECTRONIC DATA SYS NEW
DISNEY
285661104

9,018

156,163
SOLE
N/A
NONE
EMC CORP MASS
COM
268648102

979

14,715
SOLE
N/A
NONE
EMERSON ELEC CO
COM
291011104

7,174

91,025
SOLE
N/A
NONE
EXELON CORPORATION
COM
30161N101

8,613

122,680
SOLE
N/A
NONE
EXXON MOBIL CORPORATION
COM
30231G102

5,201

59,830
SOLE
N/A
NONE
FEDERAL HOME LN MTG CORP
COM
313400301

6,179

89,720
SOLE
N/A
NONE
FEDERATED DEPT STORES INC DEL
COM
31410H101

2,261

64,610
SOLE
N/A
NONE
FEDEX CORPORATION
COM
31428X106

8,713

218,050
SOLE
N/A
NONE
FIRST DATA CORPORATION
COM
319963104

6,368

120,868
SOLE
N/A
NONE
FLEETBOSTON FINANCIAL CORP
COM
339030108

6,426

171,083
SOLE
N/A
NONE
GAP INC DEL
COM
364760108

653

25,600
SOLE
N/A
NONE
GENERAL ELECTRIC CO
COM
369604103

6,114

127,550
SOLE
N/A
NONE
HOUSEHOLD INTL INC
COM
441815107

4,641

84,388
SOLE
N/A
NONE
ILLINOIS TOOL WORKS INC
COM
452308109

5,541

93,033
SOLE
N/A
NONE
INTEL CORP
COM
458140100

2,390

79,495
SOLE
N/A
NONE
INTERNATIONAL BUSINESS
MACHINES CORP
COM
459200101

2,442

28,726
SOLE
N/A
NONE
JOHNSON & JOHNSON
COM
478160104

9,524

90,655
SOLE
N/A
NONE
KIMBERLY CLARK CORP
COM
494368103

2,538

35,905
SOLE
N/A
NONE
LUCENT TECHNOLOGIES INC
COM
549463107

1,107

82,005
SOLE
N/A
NONE
MASCO CORP
COM
574599106

7,721

300,577
SOLE
N/A
NONE
MATTEL INC
COM
577081102

2,538

175,747
SOLE
N/A
NONE
MCDONALDS CORP
COM
580135101

1,659

48,805
SOLE
N/A
NONE
MERCK & CO INC
COM
589331107

1,645

17,565
SOLE
N/A
NONE
MERRILL LYNCH & CO INC
COM
590188108

967

14,185
SOLE
N/A
NONE
MICRON TECHNOLOGY INC
COM
595112103

709

19,985
SOLE
N/A
NONE
MICROSOFT CORPORATION
COM
594918104

3,219

74,215
SOLE
N/A
NONE
MORGAN J P & CO INC
COM
616880100

463

2,800
SOLE
N/A
NONE
MOTOROLA INC
COM
620076109

3,023

149,291
SOLE
N/A
NONE
NASDAQ 100 TR
UNIT SER 1
631100104

1,882

32,246
SOLE
N/A
NONE
NEW YORK TIMES CO
 CLASS A
650111107

2,158

53,862
SOLE
N/A
NONE
NEWELL RUBBERMAID INC
COM
651229106

2,425

106,583
SOLE
N/A
NONE
ORACLE CORP
COM
68389X105

2,000

68,810
SOLE
N/A
NONE
PEPSICO INC
COM
713448108

8,206

165,560
SOLE
N/A
NONE
PFIZER INC
COM
717081103

4,071

88,500
SOLE
N/A
NONE
PRAXAIR INC
COM
74005P104

2,986

67,296
SOLE
N/A
NONE
QUALCOMM INC
COM
747525103

922

11,215
SOLE
N/A
NONE
SARA LEE CORP
COM
803111103

4,808

195,755
SOLE
N/A
NONE
SBC COMMUNICATIONS INC
COM
78387G103

5,783

121,112
SOLE
N/A
NONE
SCHERING PLOUGH CORP
COM
806605101

1,670

29,430
SOLE
N/A
NONE
SECTOR SPDR TR
SBI INT-
TECH
81369Y803

678

21,645
SOLE
N/A
NONE
SOLECTRON CORP
COM
834182107

683

20,160
SOLE
N/A
NONE
SPDR TR
UNIT SER 1
78462F103

4,094

31,204
SOLE
N/A
NONE
SPRINT CORP
PCS COM
SER 1
852061506

259

12,675
SOLE
N/A
NONE
SUN MICROSYSTEMS INC
COM
866810104

1,063

38,120
SOLE
N/A
NONE
SYSCO CORP
COM
871829107

1,152

38,400
SOLE
N/A
NONE
TARGET CORP
COM
87612E106

1,578

48,945
SOLE
N/A
NONE
TELEFONICA S A
COM
879382208

255

5,091
SOLE
N/A
NONE
TELLABS INC
COM
879664100

1,207

21,370
SOLE
N/A
NONE
TEXAS INSTRUMENTS INC
COM
882508104

6,113

129,040
SOLE
N/A
NONE
UNITEDHEALTH GROUP INC
COM
91324P102

7,166

116,754
SOLE
N/A
NONE
VIACOM INC
 CLASS B
925524308

811

17,346
SOLE
N/A
NONE
WAL MART STORES INC
COM
931142103

3,312

62,350
SOLE
N/A
NONE
WELLS FARGO & CO NEW
COM
949746101

11,506

206,616
SOLE
N/A
NONE
WORLDCOM INC GA NEW
COM
98157D106

598

42,505
SOLE
N/A
NONE